January 19, 2010

TOUCHSTONE STRATEGIC TRUST

Touchstone Large Cap Value Fund

Supplement to Prospectus dated August 1, 2009

Notice of Liquidation of the Large Cap Value Fund

The Touchstone Large Cap Value Fund has liquidated and is no longer available for purchase.

303 Broadway • Suite 1100 • Cincinnati, OH  45202-4203
Ph: 800.543.0407 • www.touchstoneinvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*
*A registered broker-dealer and member FINRA and SIPC
A Member of Western & Southern Financial Group®

Please retain this Supplement for future reference.